UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07670

Name of Fund: BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 138.8%

Corporate — 16.0%
New Jersey EDA, RB, AMT (a):
Continental Airlines Inc. Project, 7.00%, 11/15/30	$925	$901,458
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15	500	527,240
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	175	173,049
Salem County Utilities Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	300	296,259

		1,898,006

County/City/Special District/School District — 17.2%
City of Margate City New Jersey, GO, Improvement, 5.00%, 1/15/27	125	129,466
City of Perth Amboy New Jersey, GO, CAB (AGM), 5.19%, 7/01/34 (b)	100	92,498
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	190	191,689
6.00%, 11/01/30	275	284,455
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	300	326,823
5.50%, 10/01/29	260	281,083
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.52%, 12/15/32 (c)	1,000	226,570
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	340	345,848
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (d)(e)	200	20,000
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.13%, 6/15/24	150	152,111

		2,050,543

Education — 25.7%
New Jersey EDA, RB, School Facilities Construction:
Series CC-2, 5.00%, 12/15/31	200	197,204

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Education (concluded)
New Jersey EDA, RB School Facilities Construction (concluded):
Series CC-2, 5.00%, 12/15/32	$200	$195,338
Series S, 5.00%, 9/01/36	200	188,748
Series Y, 5.00%, 9/01/33	400	388,444
New Jersey EDA, Refunding RB, School Facilities, Series GG, 5.25%, 9/01/27	255	257,716
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	100	97,036
New Jersey Educational Facilities Authority, Refunding RB:
Georgian Court University, Series D, 5.00%, 7/01/33	100	90,197
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	80	79,492
Rowan University, Series B (AGC), 5.00%, 7/01/24	255	269,122
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	175	193,527
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	65	63,226
5.00%, 12/01/26	50	48,834
5.13%, 12/01/27	200	198,336
5.25%, 12/01/32	300	292,497
Rutgers-State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	500	503,275

		3,062,992

Health — 18.6%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	150	119,111
New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A:
5.75%, 1/01/25	60	53,317
5.88%, 1/01/37	110	90,504
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	500	476,405
Seabrook Village Inc. Facility, 5.25%, 11/15/26	140	118,062

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)

Health (concluded)
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41 (f)	$230	$227,426
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	250	238,472
Meridian Health, Series I (AGC), 5.00%, 7/01/38	100	94,055
Virtua Health (AGC), 5.50%, 7/01/38	150	150,771
New Jersey Health Care Facilities Financing Authority, Refunding RB:
CAB, St. Barnabas Health, Series B, 5.89%, 7/01/30 (c)	500	123,920
CAB, St. Barnabas Health, Series B, 5.68%, 7/01/36 (c)	840	117,751
CAB, St. Barnabas Health, Series B, 5.74%, 7/01/37 (c)	900	116,100
Robert Wood Johnson, 5.00%, 7/01/31	90	85,496
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	250	199,223

		2,210,613

Housing — 14.2%
New Jersey State Housing & Mortgage Finance Agency, RB:
S/F Housing, Series CC, 5.00%, 10/01/34	210	205,733
S/F Housing, Series X, AMT, 4.85%, 4/01/16	500	509,795
S/F Housing, Series X, AMT, 5.05%, 4/01/18	215	222,252
Series A, 4.75%, 11/01/29	140	133,690
Series AA, 6.38%, 10/01/28	235	250,832
Series AA, 6.50%, 10/01/38	140	151,221
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	200	221,828

		1,695,351

State — 20.8%
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/24	300	313,197
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	570	587,231
Newark Downtown District Management Corp., 5.13%, 6/15/37	100	81,422
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	500	510,890
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	300	316,284
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	150	147,879
School Facilities Construction, Series AA, 5.50%, 12/15/29	200	207,818

Municipal Bonds	Par (000)	Value

New Jersey (concluded)

State (concluded)
New Jersey EDA, Refunding RB (concluded):
School Facilities Construction, Series N-1 (NPFGC), 5.50%, 9/01/28	$100	$104,560
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	100	107,658
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	100	100,387

		2,477,326

Transportation — 26.3%
Delaware River Port Authority of Pennsylvania and New Jersey, RB:
Port District Project, Series B (AGM), 5.70%, 1/01/22	400	400,540
Series D, 5.00%, 1/01/40	95	93,430
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	300	300,165
New Jersey State Turnpike Authority, Refunding RB (AMBAC):
Series C, 6.50%, 1/01/16	160	188,050
Series C, 6.50%, 1/01/16 (g)	785	876,609
Series C-2005, 6.50%, 1/01/16 (g)	55	65,633
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
6.00%, 12/15/38	100	106,859
Series A, 6.00%, 12/15/18 (h)	50	63,665
Series A, 5.88%, 12/15/38	175	182,460
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 6.00%, 12/01/42	170	162,452
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	250	261,087
South Jersey Transportation Authority, RB, Series A (NPFGC), 4.50%, 11/01/35	490	431,068

		3,132,018

Total Municipal Bonds in New Jersey		16,526,849

Puerto Rico — 15.7%

County/City/Special District/School District — 5.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	250	249,622
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C:
6.00%, 8/01/39	205	205,554
(AGM), 5.13%, 8/01/42	200	189,418

		644,594

State — 7.6%
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 4.37%, 7/01/37 (c)	795	113,255
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGM), 5.50%, 7/01/30	250	251,455

2	BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)

State (concluded)
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/27	$175	$178,761
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	365	357,700

		901,171

Utilities — 2.7%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	350	320,971

Total Municipal Bonds in Puerto Rico		1,866,736

Total Municipal Bonds – 154.5%		18,393,585

Municipal Bonds Transferred to Tender Option Bond Trusts (i)

New Jersey— 2.0%

Transportation — 2.0%
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	240	237,957

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 2.0%		237,957

Total Long-Term Investments (Cost – $19,528,196) – 156.5%		18,631,542

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund, 0.04% (j)(k)	339,024	339,024

Total Short-Term Securities (Cost – $339,024) – 2.9%		339,024

Total Investments (Cost – $19,867,220*) – 159.4%		18,970,566
Liabilities in Excess of Other Assets – 0.0%		(5,871)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (1.4)%		(160,180)
Preferred Shares, at Redemption Value – (58.0)%		(6,900,541)

Net Assets – 100.0%		$11,903,974

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,704,765

Gross unrealized appreciation	$344,970
Gross unrealized depreciation	(1,239,086)

Net unrealized depreciation	$(894,116)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation

Goldman Sachs	$227,426	$(25)

(g)	Security is collateralized by Municipal or US Treasury obligations.

(h)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BIF New Jersey Municipal Money Fund	413,597	(74,573)	339,024	$190

(k)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2011	3

Schedule of Investments (concluded)	BlackRock New Jersey Investment Quality Municipal Trust, Inc. (RNJ)

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

7	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$829,596	$(18,388)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad level for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Trust's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$18,631,542	—	$18,631,542
Short-Term Securities	$339,024	—	—	339,024

Total	$339,024	$18,631,542	—	$18,970,566

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(18,388)	—	—	$(18,388)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

4	BLACKROCK NEW JERSEY INVESTMENT QUALITY MUNICIPAL TRUST, INC.	APRIL 30, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Investment Quality Municipal Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Investment Quality Municipal Trust, Inc.

Date: June 24, 2011